Lease - Schedule of maturity of operating lease liabilities under non-cancelable operating leases (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Leases [Abstract]
2020	¥ 4,288
2021	6,935
2022	5,024
2023	4,782
2024	4,426
Thereafter	2,970
Total operating lease liabilities	28,425
Less: interest	(3,053)
Present value of operating lease liabilities	¥ 25,372